Note 5 - Personnel Expenses Including Share-based Remuneration - Fair Value Measurement (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Expected Volatility (%) (1), (2), option	[1],[2]
Risk free interest rate (%) (1), option	[2]
Dividend Yield (%), option
Duration of initial simulation period (years to longstop date), option (Year)
Duration of second simulation period with postponed exercise (years), option (Year)
Fair value at the measurement date ($), option
RSU [member]
Statement Line Items [Line Items]
Equity unit price valuation ($) (in dollars per share)		$ 8.07	$ 909	[3]
Equity unit price valuation ($), option (in dollars per share)			$ 7.42
Expected Volatility (%) (1), (2)	[1],[2]	40.00%	40.00%
Expected Volatility (%) (1), (2), option	[1],[2]		40.00%
Risk free interest rate (%) (1)	[2]	0.58%	1.70%
Risk free interest rate (%) (1), option			2.43%
Dividend Yield (%)		0.00%	0.00%
Dividend Yield (%), option			0.00%
Duration of initial simulation period (years to longstop date) (Year)		3 years 295 days	3 years 58 days
Duration of initial simulation period (years to longstop date), option (Year)			4 years 295 days
Duration of second simulation period with postponed exercise (years) (Year)		3 years	3 years
Fair value at the measurement date ($)		$ 7.84	$ 8.92
Fair value at the measurement date ($), option			$ 2.36

[1]	Based on a defined peer group of companies considered comparable to the Group.
[2]	Specified value is 4 years (modelled on yearly basis).
[3]	Weighted average equity unit price valuation of all grants in 2020.